As filed with the Securities and Exchange Commission on May 29, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  June 30, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedules of Investments.

Vert Global Sustainable Real Estate Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Value
REITS - 99.5%
Diversified REITs - 10.3%
Activia Properties, Inc. (a)	16	$66,469
American Assets Trust, Inc.	861	39,485
Cofinimmo SA (a)	527	69,994
Covivio (a)	1,198	127,129
Empire State Realty Trust, Inc.	3,858	60,956
Gecina SA	1,187	175,592
GPT Group	51,368	226,587
Growthpoint Properties Australia Ltd. (a)	5,765	16,994
Hulic REIT, Inc. (a)	22	37,489
ICADE SA (a)	942	79,675
Kenedix Office Investment Corp. (a)	11	76,370
Land Securities Group PLC (a)	19,445	231,513
LondonMetric Property PLC (a)	17,409	45,281
Mirvac Group (a)	103,200	201,592
Morguard Real Estate Investment Trust	500	4,658
NIPPON REIT Investment Corp. (a)	14	53,960
Nomura Real Estate Master Fund, Inc. (a)	98	144,366
Premier Investment Corp. (a)	39	49,159
Redefine Properties Ltd. (a)	123,000	82,690
Schroder Real Estate Investment Trust Ltd. (a)	21,201	15,298
Sekisui House Reit, Inc. (a)	87	65,733
Stockland (a)	69,181	189,229
Tokyu REIT, Inc. (a)	17	27,514
Washington Real Estate Investment Trust	1,565	44,415
		2,132,148
Health Care REITs - 8.6%
HCP, Inc.	12,793	400,421
Ventas, Inc.	9,184	586,031
Welltower, Inc.	10,185	790,356
		1,776,808
Hotel & Resort REITs - 2.6%
DiamondRock Hospitality Co.	5,088	55,103
Hersha Hospitality Trust	1,174	20,122
Host Hotels & Resorts, Inc.	18,906	357,324
Pebblebrook Hotel Trust	3,312	102,871
		535,420
Industrial REITs - 7.1%
Frasers Logistics & Industrial Trust (a)	36,300	31,091
Industrial & Infrastructure Fund Investment Corp. (a)	39	43,549
Nippon Prologis REIT, Inc. (a)	44	93,678
PLA Administradora Industrial S de RL de CV (a)	14,200	21,757
Prologis Property Mexico SA de CV (a)	14,200	27,434
Prologis, Inc.	13,885	999,025
Segro PLC (a)	29,019	254,732
		1,471,266

Office REITs - 20.1%
Alexandria Real Estate Equities, Inc.	3,010	429,105
Allied Properties Real Estate Investment Trust (a)	1,500	55,337
Alstria office REIT-AG (a)	3,822	62,208
Befimmo SA (a)	495	29,174
Boston Properties, Inc.	4,245	568,320
Brandywine Realty Trust	4,792	76,001
CapitaLand Commercial Trust (a)	80,900	115,909
Columbia Property Trust, Inc.	2,872	64,649
Corporate Office Properties Trust	2,448	66,830
Cousins Properties, Inc.	10,148	98,030
Cromwell Property Group (a)	40,823	31,744
Derwent London PLC (a)	2,605	109,425
Dexus (a)	27,467	248,591
Douglas Emmett, Inc.	4,354	175,989
Dream Office Real Estate Investment Trust (a)	900	16,655
Equity Commonwealth	2,848	93,101
Franklin Street Properties Corp.	4,673	33,599
Great Portland Estates PLC (a)	6,231	60,609
Hudson Pacific Properties, Inc.	3,673	126,425
Ichigo Office REIT Investment (a)	21	20,123
Japan Excellent, Inc. (a)	28	40,664
Japan Prime Realty Investment Corp. (a)	27	111,145
JBG SMITH Properties	3,216	132,982
Keppel REIT (a)	47,200	44,959
Kilroy Realty Corp.	2,806	213,144
Manulife U.S. Real Estate Investment Trust (a)	27,000	23,101
McKay Securities PLC (a)	283	866
MCUBS MidCity Investment Corp. (a)	39	35,843
Mori Hills REIT Investment Corp. (a)	39	52,395
Nippon Building Fund, Inc. (a)	42	284,393
Office Properties Income Trust	1,936	53,511
Paramount Group, Inc.	4,532	64,309
Piedmont Office Realty Trust, Inc.	2,986	62,258
SL Green Realty Corp.	2,125	191,080
Tier REIT, Inc.	1,182	33,876
Vornado Realty Trust	4,246	286,350
Workspace Group PLC (a)	3,635	46,229
		4,158,929
Residential REITs - 10.9%
Advance Residence Investment Corp. (a)	30	83,575
AvalonBay Communities, Inc.	3,682	739,088
Equity LifeStyle Properties, Inc.	2,266	259,004
Equity Residential	9,716	731,809
Kenedix Residential Next Investment Corp. (a)	20	33,168
NexPoint Residential Trust, Inc.	427	16,371
Nippon Accommodations Fund, Inc. (a)	11	55,810
Sun Communities, Inc.	2,115	250,670
UMH Properties, Inc.	774	10,898
The UNITE Group PLC (a)	6,475	77,400
		2,257,793

Retail REITs - 22.9%
AEON REIT Investment Corp. (a)	35	41,251
Alexander's, Inc.	52	19,561
Altarea SCA (a)	68	14,020
British Land Co.	23,808	182,790
Brookfield Property REIT, Inc.	3,751	76,858
CapitaLand Mall Trust (a)	67,300	118,262
Charter Hall Retail REIT (a)	7,220	23,861
Eurocommercial Properties NV (a)	1,420	40,969
Frasers Centrepoint Trust (a)	14,800	25,991
Frontier Real Estate Investment Corp. (a)	16	67,089
Hammerson PLC (a)	17,550	76,831
Hyprop Investments Ltd. (a)	6,511	31,804
Japan Retail Fund Investment Corp. (a)	66	132,619
Kenedix Retail REIT Corp. (a)	12	29,280
Kimco Realty Corp.	11,276	208,606
Kiwi Property Group Ltd. (a)	23,000	23,270
Klepierre SA (a)	5,288	185,023
Link REIT (a)	53,500	626,360
Macerich Co.	2,869	124,371
Mercialys SA	1,700	23,841
Regency Centers Corp.	3,766	254,167
Scentre Group (a)	140,496	410,121
Shaftesbury PLC (a)	4,541	52,047
Simon Property Group, Inc.	5,743	1,046,432
Taubman Centers, Inc.	1,430	75,618
Unibail-Rodamco-Westfield (a)	11,710	546,226
Vastned Retail NV (a)	465	18,022
Vicinity Centres (a)	80,894	149,360
Weingarten Realty Investors	2,589	76,039
Wereldhave NV (a)	1,360	37,198
		4,737,887
Specialized REITs - 17.0%
American Tower Corp.	5,267	1,037,915
Big Yellow Group PLC (a)	4,644	60,006
Digital Realty Trust, Inc.	5,499	654,381
Equinix, Inc.	2,157	977,466
Iron Mountain, Inc.	7,323	259,674
Weyerhaeuser Co.	19,512	513,946
		3,503,388
TOTAL REITS (Cost $19,464,925)		20,573,639

TOTAL INVESTMENTS (Cost $19,464,925) - 99.5%		20,573,639
Other Assets in Excess of Liabilities - 0.5%		107,748
TOTAL NET ASSETS - 100.0%		$20,681,387

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
PLC - Public Limited Company
(a)	U.S. traded security of a foreign issuer or corporation.

Country Allocation of Portfolio Assets*
United States	65.8%
Japan	7.9%
Australia	7.2%
United Kingdom	5.8%
France	5.6%
Hong Kong	3.0%
Singapore	1.7%
South Africa	0.5%
Belgium	0.5%
Netherlands	0.5%
Canada	0.3%
Germany	0.3%
Mexico	0.2%
New Zealand	0.1%
Guernsey	0.1%
Short-Term Investments and Other	0.5%

* Percentages represent market value as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Measurements at March 31, 2019 (Unaudited)
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and signifcant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value ("NAV") because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a "Significant Event") occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

    Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees (the "Board"). Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust") which is comprised of officers of the Trust as well as an interested trustee of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, news events, and significant events such as those described previously. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The Fund uses ICE Data Services ("ICE") as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee. The effect of using fair value pricing is that the Fund's NAV will reflect the affected portfolio securities' values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security's most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$486,891	$1,645,257	$-	$2,132,148
Health Care REITs	1,776,808	-	-	1,776,808
Hotel & Resort REITs	535,420	-	-	535,420
Industrial REITs	1,048,217	423,049	-	1,471,266
Office REITs	2,862,540	1,296,389	-	4,158,929
Residential REITs	2,007,840	249,953	-	2,257,793
Retail REITs	2,743,351	1,994,536	-	4,737,887
Specialized REITs	3,443,382	60,006	-	3,503,388
Total REITs	14,904,449	5,669,190	-	20,573,639
Total Investments in Securities	$14,904,449	$5,669,190	$-	$20,573,639

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Rights, at Value
Balance as of June 30, 2018		$227
Purchases		-
(Sales proceeds and/or rights exercised)		(227)
Accrued discounts/premiums, net		-
Realized gain/(loss)		-
Change in unrealized appreciation/(depreciation)		-
Transfer in and/or (out) of Level 3		-
Balance as of March 31, 2019		$0

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*/s/ Douglas J. Neilson, President
           Douglas J. Neilson, President

Date-- 5/22/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
Douglas J. Neilson, President

Date 5/22/2019

By (Signature and Title)* /s/ Matthew J. McVoy
Matthew J. McVoy, Treasurer

Date 5/22/2019

* Print the name and title of each signing officer under his or her signature.